UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 120 West 45th Street - 10th Floor
         New York, NY  10036

13F File Number:  028-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

  /s/ Wendell Fowler     New York, NY     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:    $899,834 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     1673    25000 SH       SOLE                    25000        0        0
ACME PACKET INC                COM              004764106     4404    62800 SH       SOLE                    62800        0        0
ADTRAN INC                     COM              00738A106    13506   348906 SH       SOLE                   348906        0        0
AGCO CORP                      COM              001084102    19006   385049 SH       SOLE                   385049        0        0
AK STL HLDG CORP               COM              001547108     7880   500000 SH       SOLE                   500000        0        0
AMAZON COM INC                 COM              023135106    21471   105000 SH       SOLE                   105000        0        0
AMERICAN EXPRESS CO            COM              025816109     5946   115000 SH       SOLE                   115000        0        0
AON CORP                       COM              037389103      513    10000 SH       SOLE                    10000        0        0
APPLE INC                      COM              037833100    17304    51550 SH       SOLE                    51550        0        0
BED BATH & BEYOND INC          COM              075896100     2919    50000 SH       SOLE                    50000        0        0
BOEING CO                      COM              097023105    34127   461615 SH       SOLE                   461615        0        0
CARDINAL HEALTH INC            COM              14149Y108    36141   795699 SH       SOLE                   795699        0        0
CBS CORP NEW                   CL B             124857202     7204   252877 SH       SOLE                   252877        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     7618   134000 SH       SOLE                   134000        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    17166   441290 SH       SOLE                   441290        0        0
CITRIX SYS INC                 COM              177376100     2000    25000 SH       SOLE                    25000        0        0
COACH INC                      COM              189754104     3197    50000 SH       SOLE                    50000        0        0
CROWN HOLDINGS INC             COM              228368106    14053   362000 SH       SOLE                   362000        0        0
DEERE & CO                     COM              244199105    33969   412000 SH       SOLE                   412000        0        0
DICKS SPORTING GOODS INC       COM              253393102     1923    50000 SH       SOLE                    50000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     8237   211000 SH       SOLE                   211000        0        0
EASTMAN CHEM CO                COM              277432100     2552    25000 SH       SOLE                    25000        0        0
EATON CORP                     COM              278058102    21146   411000 SH       SOLE                   411000        0        0
EXPRESS SCRIPTS INC            COM              302182100    32791   607463 SH       SOLE                   607463        0        0
F5 NETWORKS INC                COM              315616102     5513    50000 SH       SOLE                    50000        0        0
FIFTH THIRD BANCORP            COM              316773100      765    60000 SH       SOLE                    60000        0        0
FLOWSERVE CORP                 COM              34354P105     4945    45000 SH       SOLE                    45000        0        0
FLUOR CORP NEW                 COM              343412102    11316   175000 SH       SOLE                   175000        0        0
FOSTER WHEELER AG              COM              H27178104     6289   207000 SH       SOLE                   207000        0        0
FRANKLIN RES INC               COM              354613101    19121   145636 SH       SOLE                   145636        0        0
FRONTIER OIL CORP              COM              35914P105     6462   200000 SH       SOLE                   200000        0        0
GOODRICH CORP                  COM              382388106    43453   455000 SH       SOLE                   455000        0        0
HALLIBURTON CO                 COM              406216101    25675   503430 SH       SOLE                   503430        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      791    30000 SH       SOLE                    30000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    20633  1299287 SH       SOLE                  1299287        0        0
HONEYWELL INTL INC             COM              438516106    29726   498835 SH       SOLE                   498835        0        0
INTERPUBLIC GROUP COS INC      COM              460690100    10000   800000 SH       SOLE                   800000        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507      347    20800 SH       SOLE                    20800        0        0
JOY GLOBAL INC                 COM              481165108     9524   100000 SH       SOLE                   100000        0        0
LEAR CORP                      COM NEW          521865204    10696   200000 SH       SOLE                   200000        0        0
LENNAR CORP                    CL A             526057104     1815   100000 SH       SOLE                   100000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     4411   114500 SH       SOLE                   114500        0        0
MCDERMOTT INTL INC             COM              580037109     8612   434730 SH       SOLE                   434730        0        0
MGM RESORTS INTERNATIONAL      COM              552953101     5284   400000 SH       SOLE                   400000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     7821   100000 SH       SOLE                   100000        0        0
NETFLIX INC                    COM              64110L106    13135    50000 SH       SOLE                    50000        0        0
NIKE INC                       CL B             654106103    11248   125000 SH       SOLE                   125000        0        0
PACCAR INC                     COM              693718108     5109   100000 SH       SOLE                   100000        0        0
PEPSICO INC                    COM              713448108    14086   200000 SH       SOLE                   200000        0        0
POLYCOM INC                    COM              73172K104    19611   304994 SH       SOLE                   304994        0        0
POTASH CORP SASK INC           COM              73755L107    45079   791002 SH       SOLE                   791002        0        0
PPG INDS INC                   COM              693506107     4812    53000 SH       SOLE                    53000        0        0
PRAXAIR INC                    COM              74005P104    16259   150000 SH       SOLE                   150000        0        0
PRUDENTIAL FINL INC            COM              744320102     3180    50000 SH       SOLE                    50000        0        0
QUALCOMM INC                   COM              747525103    25556   450000 SH       SOLE                   450000        0        0
RIVERBED TECHNOLOGY INC        COM              768573107    11877   300000 SH       SOLE                   300000        0        0
SCHLUMBERGER LTD               COM              806857108     8640   100000 SH       SOLE                   100000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     4848   300000 SH       SOLE                   300000        0        0
SPX CORP                       COM              784635104    13197   100000 SH  PUT  SOLE                   100000        0        0
SPX CORP                       COM              784635104     4133    50000 SH       SOLE                    50000        0        0
STARBUCKS CORP                 COM              855244109    19745   500000 SH       SOLE                   500000        0        0
STATE STR CORP                 COM              857477103      767    17000 SH       SOLE                    17000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    20798   323000 SH       SOLE                   323000        0        0
UNION PAC CORP                 COM              907818108     2610    25000 SH       SOLE                    25000        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    42730   482768 SH       SOLE                   482768        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    20706   401438 SH       SOLE                   401438        0        0
VIACOM INC NEW                 CL A             92553P102    24023   471032 SH       SOLE                   471032        0        0
VMWARE INC                     CL A COM         928563402     3007    30000 SH       SOLE                    30000        0        0
WADDELL & REED FINL INC        CL A             930059100     4635   127500 SH       SOLE                   127500        0        0
WALTER ENERGY INC              COM              93317Q105     2895    25000 SH       SOLE                    25000        0        0
ZIONS BANCORPORATION           COM              989701107     7203   300000 SH       SOLE                   300000        0        0